Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income (Loss) (in millions)	Adjusted ROE(6)
2024	$6,968,607	$5,798,938	$4,301,468	$3,921,884	$63	$80	$54	4.5%
2023	$7,021,779	$7,052,048	$6,580,351	$6,728,959	$65	$80	$(2)	0.1%
2022	$5,404,993	$(2,530,287)	$3,215,636	$310,195	$53	$69	$(164)	-11.4%
2021	$13,598,971	$17,746,852	$6,713,889	$7,987,344	$92	$94	$320	26.3%
2020	$5,552,321	$165,376	$2,191,888	$280,033	$57	$81	$(582)	-49.2%

Company Selected Measure Name	Adjusted ROE
Named Executive Officers, Footnote	PEO for 2024, 2023, 2022, 2021 and 2020 was Christopher J. Abate The non-PEO named executive officers (NEOs) reflects the following individuals in each year:
2024: Dashiell I. Robinson, Brooke E. Carillo, Andrew P. Stone, Sasha G. Macomber
2023: Dashiell I. Robinson, Brooke E. Carillo, Fred J. Matera, Andrew P. Stone
2022: Dashiell I. Robinson, Brooke E. Carillo, Andrew P. Stone, Sasha G. Macomber
2021: Dashiell I. Robinson, Collin L. Cochrane, Andrew P. Stone, Sasha G. Macomber
2020: Dashiell I. Robinson, Collin L. Cochrane, Andrew P. Stone, Sasha G. Macomber, Shoshone ("Bo") Stern

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of the FTSE NAREIT Mortgage REIT Index (for purposes of this Pay vs. Performance Table, and in accordance with Item 402(v) of Regulation S-K, “Peer Group TSR”) for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively, and in each case beginning on January 1, 2020.
PEO Total Compensation Amount	$ 6,968,607	$ 7,021,779	$ 5,404,993	$ 13,598,971	$ 5,552,321
PEO Actually Paid Compensation Amount	$ 5,798,938	7,052,048	(2,530,287)	17,746,852	165,376
Adjustment To PEO Compensation, Footnote	The dollar amounts reported as “Compensation Actually Paid” represent the amount of “compensation actually paid”, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. In accordance with the requirement of Item 402(v) of Regulation S-K, “Compensation Actually Paid” for 2024 is calculated by making the following adjustments from the Summary Compensation Table totals as follows:

Item and Value Added (Deducted)			2024
For PEO:
Summary Compensation Table Total			$6,968,607
	-	SCT “Stock Awards” column value	$(4,349,994)
	+	year-end fair value of outstanding equity awards granted in Covered Year that remain unvested(*)	$4,343,773
+	/ -	change in fair value of outstanding and unvested equity awards granted in prior years(*)(†)	$(1,650,554)
+	/ -	change in fair value of prior-year equity awards vested in Covered Year(*)(†)	$(54,717)
	+	dividends paid on equity awards in the Covered Year prior to vesting date not otherwise included in total compensation for covered year	$541,823
Compensation Actually Paid(©)			$5,798,938
For Non-PEO Named Executive Officers (Average)
Summary Compensation Table Total			$4,301,468
	-	SCT “Stock Awards” column value	$(2,524,990)
	+	year-end fair value of outstanding equity awards granted in Covered Year that remain unvested(*)	$2,517,904
+	/ -	change in fair value of outstanding and unvested equity awards granted in prior years(*)(†)	$(753,657)
+	/ -	change in fair value of prior-year equity awards vested in Covered Year(*)(†)	$(53,152)
	+	dividends paid on equity awards in the Covered Year prior to vesting date not otherwise included in total compensation for covered year	$434,311
Compensation Actually Paid(©)			$3,921,884

(*)     Fair value of outstanding and unvested equity awards subject to financial performance-based vesting conditions (e.g., performance stock units), were determined using valuation assumptions, methodologies and market condition inputs (including, for example, risk-free interest rates and the following metrics related to Redwood common stock: market value, volatility, and dividend yield) that are generally consistent with those used to estimate fair value at grant date in accordance with ASC Topic 718. The fair values of these awards reflect an estimate of the probable outcome of the financial performance-based vesting conditions updated as of each measurement date.
Fair value of the other equity and cash-settled awards is determined based on the closing market price of common stock on the applicable vesting date or as of December 31, 2024. The value of equity awards at vesting is determined by the closing market price of the number of shares of common stock that vest on the applicable vesting date.
See “Equity Compensation Plans” in Note 21 to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for 2024, for further details on these equity and cash-settled awards and the assumptions made in valuing awards subject to financial performance-based vesting conditions at grant date and at measurement dates subsequent to grant date during the corresponding vesting periods.
(†)     Amounts represent changes in value from beginning of year to end of year or vesting date of individual awards.
(©)    Table does not include reconciling line items for (i) changes in pension benefits, (ii) awards that were granted and vested in the same year, or (iii) awards granted during a prior period that were forfeited during the Covered Year, as these items were not applicable for Redwood in 2024.

Non-PEO NEO Average Total Compensation Amount	$ 4,301,468	6,580,351	3,215,636	6,713,889	2,191,888
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,921,884	6,728,959	310,195	7,987,344	280,033
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported as “Compensation Actually Paid” represent the amount of “compensation actually paid”, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. In accordance with the requirement of Item 402(v) of Regulation S-K, “Compensation Actually Paid” for 2024 is calculated by making the following adjustments from the Summary Compensation Table totals as follows:

Item and Value Added (Deducted)			2024
For PEO:
Summary Compensation Table Total			$6,968,607
	-	SCT “Stock Awards” column value	$(4,349,994)
	+	year-end fair value of outstanding equity awards granted in Covered Year that remain unvested(*)	$4,343,773
+	/ -	change in fair value of outstanding and unvested equity awards granted in prior years(*)(†)	$(1,650,554)
+	/ -	change in fair value of prior-year equity awards vested in Covered Year(*)(†)	$(54,717)
	+	dividends paid on equity awards in the Covered Year prior to vesting date not otherwise included in total compensation for covered year	$541,823
Compensation Actually Paid(©)			$5,798,938
For Non-PEO Named Executive Officers (Average)
Summary Compensation Table Total			$4,301,468
	-	SCT “Stock Awards” column value	$(2,524,990)
	+	year-end fair value of outstanding equity awards granted in Covered Year that remain unvested(*)	$2,517,904
+	/ -	change in fair value of outstanding and unvested equity awards granted in prior years(*)(†)	$(753,657)
+	/ -	change in fair value of prior-year equity awards vested in Covered Year(*)(†)	$(53,152)
	+	dividends paid on equity awards in the Covered Year prior to vesting date not otherwise included in total compensation for covered year	$434,311
Compensation Actually Paid(©)			$3,921,884

(*)     Fair value of outstanding and unvested equity awards subject to financial performance-based vesting conditions (e.g., performance stock units), were determined using valuation assumptions, methodologies and market condition inputs (including, for example, risk-free interest rates and the following metrics related to Redwood common stock: market value, volatility, and dividend yield) that are generally consistent with those used to estimate fair value at grant date in accordance with ASC Topic 718. The fair values of these awards reflect an estimate of the probable outcome of the financial performance-based vesting conditions updated as of each measurement date.
Fair value of the other equity and cash-settled awards is determined based on the closing market price of common stock on the applicable vesting date or as of December 31, 2024. The value of equity awards at vesting is determined by the closing market price of the number of shares of common stock that vest on the applicable vesting date.
See “Equity Compensation Plans” in Note 21 to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for 2024, for further details on these equity and cash-settled awards and the assumptions made in valuing awards subject to financial performance-based vesting conditions at grant date and at measurement dates subsequent to grant date during the corresponding vesting periods.
(†)     Amounts represent changes in value from beginning of year to end of year or vesting date of individual awards.
(©)    Table does not include reconciling line items for (i) changes in pension benefits, (ii) awards that were granted and vested in the same year, or (iii) awards granted during a prior period that were forfeited during the Covered Year, as these items were not applicable for Redwood in 2024.

Compensation Actually Paid vs. Total Shareholder Return

Relationship of CAP to Total Stockholder Return (TSR)**

* As set forth in this graph, “Peer TSR” represents the annual TSR of the FTSE NAREIT Mortgage REIT Index for each of the years presented.

** For each year presented within this graph, Redwood TSR and Peer TSR represent annual TSR as measured from January 1st of such year to December 31st of each such year, based on an initial fixed $100 investment on each such January 1st.

Compensation Actually Paid vs. Net Income

Relationship of CAP to Net Income (Loss)

Compensation Actually Paid vs. Company Selected Measure

Relationship of CAP to Adjusted Return on Equity (Adjusted ROE)

Tabular List, Table

Most Important Performance Measures:
Adjusted Return on Equity (Adjusted ROE)
Adjusted Earnings Available for Distribution ROE (Adjusted EAD ROE)
Book Value Total Shareholder Return (bvTSR)
Total Shareholder Return (TSR)
Relative Total Shareholder Return (rTSR)

Total Shareholder Return Amount	$ 63	65	53	92	57
Peer Group Total Shareholder Return Amount	80	80	69	94	81
Net Income (Loss)	$ 54,000,000	$ (2,000,000)	$ (164,000,000)	$ 320,000,000	$ (582,000,000)
Company Selected Measure Amount	0.045	0.001	(0.114)	0.263	(0.492)
PEO Name	Christopher J. Abate
Additional 402(v) Disclosure	For the relevant fiscal year, represents the cumulative TSR of Redwood for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively, and in each case beginning on January 1, 2020. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Return on Equity (Adjusted ROE)
Non-GAAP Measure Description	Adjusted ROE represents the “Company Selected Measure” as determined in accordance with Item 402(v) of Regulation S-K, and is a non-GAAP financial performance metric. Non-GAAP Adjusted ROE is further described on pages 58-59 within the Compensation Discussion and Analysis section of this Proxy Statement and within Annex B to this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Book Value Total Shareholder Return (bvTSR)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (rTSR)
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Earnings Available for Distribution ROE (Adjusted EAD ROE)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,349,994)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,343,773
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,650,554)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,717)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	541,823
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,524,990)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,517,904
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(753,657)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,152)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 434,311